Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Tax
UK corporation tax	23.50%	19.00%
Profit before tax	£ 3,589	£ 2,620
Expected tax (charge)/credit	(843)	(498)
Losses and temporary differences in year where no deferred tax asset recognised	(38)	(51)
Foreign profits taxed at other rates	(21)	(39)
losses on disposals and write-downs	(1)	(4)
UK bank levy	(12)	(9)
regulatory and legal actions	(3)	(13)
other disallowable items	(18)	(12)
FX recycling on UBIDAC capital reduction	75
other non-taxable items	14	8
Taxable foreign exchange movements	6	(7)
Unrecognised losses brought forward and utilised	8
Banking surcharge	(144)	(207)
Tax on paid-in equity	22	22
UK tax rate change impact		(31)
Adjustments in respect of prior years	(106)	37
Tax charge for the year	(1,061)	(795)
Deferred tax assets	2,171		£ 2,178
Deferred tax liabilities	210		227
Trading loss carryforward	£ 773		£ 952
UK
Tax
Increase/(decrease) in the carrying value of deferred tax assets in respect of:		10
Republic of Ireland
Tax
Increase/(decrease) in the carrying value of deferred tax assets in respect of:		£ (1)